LONG-TERM DEBT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 560,874	$ 1,450,714
Less amount due within one year	471,574	820,561
Long-Term Debt	89,300	630,153
Note Payable To Individuals [Member]
Total	0	98,659
Note Payable Issued One [Member]
Total	100,000	100,000
Note Payable Issued Two [Member]
Total	0	100,000
Note Payable Issued Three [Member]
Total	200,000	185,069
Note Payable Issued Four [Member]
Total	0	63,000
Note Payable Issued Five [Member]
Total	0	37,500
Note Payable Issued Six [Member]
Total	0	100,000
Note Payable Issued Seven [Member]
Total	16,800	11,840
Note Payable Issued Eight [Member]
Total	0	457,300
Note Payable Issued Nine [Member]
Total	32,000	32,000
Note Payable Issued Ten [Member]
Total	0	126,046
Note Payable Issued Eleven [Member]
Total	89,300	89,300
Convertible Notes Payable [Member]
Total	0	50,000
Note Payable Issued Twelve [Member]
Total	$ 122,774	$ 0